Schedule of Debt Issuance Costs and Debt Balances (Details) (Parenthetical) - USD ($) $ in Millions	Sep. 30, 2023	Jul. 31, 2023	Feb. 14, 2023
Debt Disclosure [Abstract]
Secured note	$ 10	$ 10	$ 10